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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               ---------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Russell B. Faucett
Address: 2001 Wilshire Blvd., Suite 401
         Santa Monica, California 90403


Form 13F File Number: 28-12082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Russell B. Faucett
Title:  General Partner
Phone:  (310) 264-4844

Signature, Place, and Date of Signing:

 /s/ Russell B. Faucett     Santa Monica, California       January 16, 2009
-------------------------  -------------------------   -------------------------
      [Signature]                [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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SEC 1685 (3-01)  PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED
                 IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: 253,602
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                       2
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                           FORM 13F INFORMATION TABLE

COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6         COLUMN 7
------------------  ---------------  ---------  ---------  --------------------  ----------  -----------------------
                                                                                                VOTING AUTHORITY
                       TITLE OF                  VALUE     SHRS OR    SH/  PUT/  INVESTMENT  -----------------------
NAME OF ISSUER           CLASS         CUSIP    (X $1000)  PRN AMT    PRN  CALL  DISCRETION    SOLE     SHARED  NONE
------------------  ---------------  ---------  ---------  ---------  ---  ----  ----------  ---------  ------  ----
ISHARES TR          MSCI EAFE IDX    464287465   64,912    1,447,000  SH            Sole     1,447,000
ISHARES TR          RUSL 2000 INDEX  464287655   76,371    1,551,000  SH            Sole     1,551,000
MIDCAP SPDR         UNIT SER 1       595635103   76,659      789,000  SH            Sole       789,000
SPDR TR             UNIT SER 1       78462F103   17,507      194,000  SH            Sole       194,000
USA MOBILITY INC    COM              90341G103   18,153    1,569,000  SH            Sole     1,569,000

SEC 1685 (3-01)  PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED
                 IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.